Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Reserves for Future Policy Benefits and Claims Payable Balances
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in millions):

	December 31,
	2021	2020
Traditional life	$4,203	$4,540
Guaranteed benefits (1)	5,477	8,509
Claims payable	1,024	1,089
Accident and health	1,204	1,257
Group payout annuities	4,895	5,220
Other	814	857
Total	$17,617	$21,472
(1) Primarily includes the embedded derivative liabilities related to the GMWB reserve.
Liabilities for Other Contract Holder Funds Balances
The following table sets forth the Company’s liabilities for other contract holder funds balances (in millions):

	December 31,
	2021	2020
Interest-sensitive life	$11,570	$11,836
Variable annuity fixed option	10,030	10,609
RILA (1)	110	—
Fixed annuity	15,583	16,501
Fixed index annuity (2)	13,333	14,209
GICs, funding agreements and FHLB advances	8,830	11,138
Total	$59,456	$64,293
(1) Includes the embedded derivative liabilities related RILA of $6 million and nil at December 31, 2021 and 2020, respectively.
(2) Includes the embedded derivative liabilities related to fixed index annuity of $1,439 million and $1,484 million at December 31, 2021 and 2020, respectively.

Distribution of Fixed Interest Rate Annuities' Account Values
The following tables show the distribution of the annuity account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31,2021
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$155	$279	$1	$5,988	$6,423
>1.0% - 2.0%	54	1	—	214	269
>2.0% - 3.0%	876	183	—	3,254	4,313
>3.0% - 4.0%	594	—	—	—	594
>4.0% - 5.0%	276	—	—	—	276
>5.0% - 5.5%	72	—	—	—	72
Subtotal	2,027	463	1	9,456	11,947
Ceded reinsurance	12,086	12,870	—	—	24,956
Total	$14,113	$13,333	$1	$9,456	$36,903

	December 31, 2020
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$91	$164	$—	$6,502	$6,757
>1.0% - 2.0%	59	3	—	236	298
>2.0% - 3.0%	915	190	—	3,356	4,461
>3.0% - 4.0%	623	—	—	—	623
>4.0% - 5.0%	280	—	—	—	280
>5.0% - 5.5%	73	—	—	—	73
Subtotal	2,041	357	—	10,094	12,492
Ceded reinsurance	12,924	13,852	—	—	26,776
Total	$14,965	$14,209	$—	$10,094	$39,268

Distribution of Interest Sensitive Life Business Account Values	The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum Guaranteed Interest Rate	2021	2020
	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$252	$270
>3.0% - 4.0%	2,742	2,819
>4.0% - 5.0%	2,387	2,488
>5.0% - 6.0%	1,967	2,045
Subtotal	7,348	7,622
Retro treaties	4,222	4,214
Total	$11,570	$11,836